Transactions with Related Parties and Joint Operators	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Transactions with Related Parties and Joint Operators
13	TRANSACTIONS WITH RELATED PARTIES AND JOINT OPERATORS

a)	Transactions with related parties

Major transactions between the Company and its related parties are summarized as follows:

	2016	2017	2018
Revenue from sales of goods and services:
- Associates	—	3,367	1,704
- Joint operations	36,901	18,138	56,560

	36,901	21,505	58,264

Purchase of goods and services:
- Associates	739	2,776	2,130
- Joint operations	3,228	14,191	601

	3,967	16,967	2,731

Inter-company transactions are based on prevailing price lists and terms and conditions that would be agreed with third parties.

b)	Key management compensation

Key management includes directors (executive and non-executive), members of the Executive Committee and Internal Audit Management. The compensation paid or payable to key management in 2018 amounted to S/58 million (S/90.5 million in 2017, which includes S/25.6 million to discontinued operations, S/106.9 million in 2016, which includes S/82 million to discontinued operations) and only relates to short-term benefits.

c)	Balances at the end of the year were:

	At December 31,		At December 31,
	2017		2018
	Receivable	Payable	Receivable	Payable
Current portion:
Joint operations
Consorcio Rio Urubamba	8,964	—	9,122	—
Consorcio Peruano de Conservacion	7,417	—	6,417	—
Consorcio Italo Peruano	14,536	18,849	3,322	4,996
Consorcio Constructor Chavimochic	1,959	5,817	2,138	6,199
Consorcio GyM Conciviles	43,435	—	1,855	—
Consorcio La Gloria	1,688	1,358	1,369	1,006
Consorcio Ermitaño	1,067	6	781	624
Terminales del Perú	3,290	—	459	—
Consorcio TNT Vial y Vives - DSD Chile Ltda	—	—	—	11,804
Consorcio Rio Mantaro	1,134	763	—	6,655
Consorcio Vial Quinua	—	2,162	—	1,970
Consorcio Huacho Pativilca	—	2,377	—	475
Consorcio Vial Sierra	2,355	1,854	—	—
Consorcio para la Atencion y Mantenimiento de Ductos	—	12,074	—	—
Other minors	12,221	7,045	9,215	11,323

	98,066	52,305	34,678	45,052

	At December 31,		At December 31,
	2017		2018
	Receivable	Payable	Receivable	Payable
Other related parties
Ferrovias Argentina	—	2,684	—	10,242
Peru Piping Spools S.A.C.	279	185	225	—
Gasoducto Sur Peruano S.A	2,407	—	—	—
Other minors	—	—	—	647

Current portion	100,752	55,174	34,903	55,941

Non-current portion:
Gasoducto Sur Peruano S.A	773,930	—	773,927	—
Ferrovias Participaciones	—	21,648	—	21,849
Other minors	—	4,306	4,299	—

Non-current	773,930	25,954	778,226	21,849

Receivables and payables are mainly of short-term and do not have specific guarantees, except for the receivable account from GSP. Accounts receivable from related parties have maturity periods of 60 days and arise from sales of goods and services. These short-term balances are non-interest-bearing. As of December 31, 2018, an impairment was recognized for S/31 million in the financial statements of Consorcio GyM Conciviles (S/18 million as of December 31, 2017).

The non-current balance corresponds to the obligations arising from the early termination of the GSP project (Note 16 a-i). As of December 31, 2018, the book value of the non-current account receivables recorded by the Group totaling S/773.9 million (S/524.9 million in the Company and S/249 in GyM S.A.). The amount of S/524.9 million is similar to its fair value as it was recorded using the discounted cash flow method, at an annual rate of 3.46% that originated a discount value of S/17.8 million (equivalent to S/8.1 million in 2017) (Note 28).

Additionally, as a consequence of the early termination of the GSP, and the related facts, the subsidiary GyM S.A. reclassified as of December 31, 2017, the balances of the Consorcio Constructor Ductos del Sur to which adjustments for impairment had previously been applied (Note 5.1-f) and which, up to 2016, was included in the consolidation under the proportional share method. The value of accounts receivable from CCDS corresponds mainly to collection rights to GSP for S/249 million.

Accounts payable to related parties have maturity periods of 60 days and arise from engineering, construction, maintenance, and other services received. These balances are not interest-bearing due to their short-term maturities.

Transactions with non-controlling interest are disclosed in Note 36.